Transactions with Related Parties - Tsakos Columbia Shipmanagement S.A. (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Advances and other	$ 19,061	$ 24,226
Tsakos Columbia Shipmanagement S.A. (TCM) | TCM Tsakos Maritime Philippines
Related Party Transaction [Line Items]
Ownership percentage	25.00%
Advances and other	$ 2,600